CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Allowance for doubtful accounts	$ 12,429	$ 8,114
Current liabilities	$ 629,844	$ 484,876
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025
Ordinary shares, shares authorized	2,400,000	2,400,000
Ordinary shares, shares issued	224,838	222,706
Ordinary shares, shares outstanding	224,838	222,706
Class A ordinary shares
Ordinary shares, shares authorized	1,800,000	1,800,000
Ordinary shares, shares issued	123,059
Ordinary shares, shares outstanding	123,059
Class B ordinary shares
Ordinary shares, shares authorized	200,000	200,000
Ordinary shares, shares issued	101,779
Ordinary shares, shares outstanding	101,779
Ordinary shares to be designated
Ordinary shares, shares authorized	400,000	400,000
Consolidated VIEs without recourse to the primary beneficiaries
Current liabilities	$ 347,770	$ 217,602
Alibaba
Allowance for doubtful accounts	0	0
Other related parties
Allowance for doubtful accounts	630	0
Third parties
Allowance for doubtful accounts	$ 11,799	$ 8,114